Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HIGHWAY HOLDINGS LTD
Entity Central Index Key	0001026785
Document Type	20-F
Trading Symbol	HIHO
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018